UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005

Check here if Amendment [    ]; Amendment Number:
This Amendment  (Check only one.) :  [    ]  is a restatement.
                                     [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Davidson Trust Co.
Address:        8 Third Street North
                Great Falls, MT  59401

13F File Number: 28-10302

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Arthur P. Sims
Title:		President
Phone:		800-634-5526

Signature, Place, and Date of Signing:



______________________________     _________________________     ______________
         [Signature]                     [City, State]               [Date]

        Arthur P. Sims              Great Falls, Montana     December. 31, 2005

Report Type  (Check only one.):

[ ]          13F HOLDINGS REPORT.

[ ]          13F NOTICE.

[X]          13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number	Name
--------------------    ------------------------------
28-10301		Davidson Investment Advisors

FORM 13F  SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	              None

Form 13F Information Table Entry Total:             56

Form 13F Information Table Value Total:    $23,680,000


List of Other Included Managers:		  None

FORM 13F INFORMATION TABLE

            COLUMN1                 COLUMN2      COLUMN3  COLUMN4       COLUMN5      COLUMN6    COLUMN7             COLUMN8
______________________________ ________________ _________ ________ _________________ _______ ____________ __________________________
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT     OTHER         VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101 689      8802     SH       SOLE                 8802
AMERICAN INTERNATIONAL GROUP,  COM              026874107 233      3305     SH       SOLE                 3305
AMGEN                          COM              031162100 204      2635     SH       SOLE                 2635
ANHEUSER BUSCH COMPANIES, INC. COM              035229103 234      5450     SH       SOLE                 5450
B J SERVICES CO                COM              055482103 230      5845     SH       SOLE                 5845
BANK OF AMERICA CORP           COM              060505104 475      10332    SH       SOLE                 10332
BECTON DICKINSON & CO          COM              075887109 245      4025     SH       SOLE                 4025
BELLSOUTH CORP                 COM              079860102 205      7406     SH       SOLE                 7406
BP PLC ADS                     COM              055622104 656      9671     SH       SOLE                 9671
BRISTOL MYERS SQUIBB COMPANY   COM              110122108 335      14940    SH       SOLE                 14940
CHEVRON CORPORATION            COM              166764100 886      14822    SH       SOLE                 14822
CISCO SYSTEMS INC.             COM              17275R102 223      11540    SH       SOLE                 11540
CITIGROUP INC                  COM              172967101 379      7747     SH       SOLE                 7747
COCA-COLA CO                   COM              191216100 237      5700     SH       SOLE                 5700
CONOCOPHILLIPS                 COM              20825C104 203      3343     SH       SOLE                 3343
DELL INC                       COM              24702R101 208      6710     SH       SOLE                 6710
DOW CHEMICAL                   COM              260543103 326      7408     SH       SOLE                 7408
DUPONT E I DE NEMOURS & COMPAN COM              263534109 305      7438     SH       SOLE                 7438
EXXON MOBIL CORPORATION        COM              30231G102 3824     63471    SH       SOLE                 63471
FORTUNE BRANDS INC             COM              349631101 221      2870     SH       SOLE                 2870
GENERAL ELECTRIC COMPANY       COM              369604103 1736     49035    SH       SOLE                 49035
GLACIER BANCORP INC (MT) NEW   COM              37637Q105 437      14414    SH       SOLE                 14414
H. J. HEINZ COMPANY            COM              423074103 226      6665     SH       SOLE                 6665
INTEL CORP                     COM              458140100 470      18026    SH       SOLE                 18026
INTERNATIONAL BUSINESS MACHINE COM              459200101 345      4110     SH       SOLE                 4110
INTERNATIONAL PAPER CO.        COM              460146103 279      8230     SH       SOLE                 8230
ISHARES MSCI EAFE INDEX FD     COM              464287465 584      9362     SH       SOLE                 9362
JOHNSON & JOHNSON              COM              478160104 671      10738    SH       SOLE                 10738
JP MORGAN CHASE & CO           COM              46625H100 311      7683     SH       SOLE                 7683
KEY TRONIC CORP                COM              493144109 35       10460    SH       SOLE                 10460
LATTICE SEMICONDUCTOR CORP     COM              518415104 55       11970    SH       SOLE                 11970
MATTEL INC                     COM              577081102 166      10835    SH       SOLE                 10835
MDU RESOURCES GROUP, INC.      COM              552690109 347      9970     SH       SOLE                 9970
MERRILL LYNCH & CO INC         COM              590188108 202      2860     SH       SOLE                 2860
MGIC INVESTMENT CORP           COM              552848103 212      3000     SH       SOLE                 3000
MICROSOFT CORP.                COM              594918104 306      11216    SH       SOLE                 11216
MOTOROLA INC                   COM              620076109 533      22351    SH       SOLE                 22351
PALL CORP                      COM              696429307 201      7085     SH       SOLE                 7085
PEPSICO INC.                   COM              713448108 264      4498     SH       SOLE                 4498
PFIZER INC.                    COM              717081103 448      18155    SH       SOLE                 18155
PNC BANK CORP                  COM              693475105 252      3916     SH       SOLE                 3916
RAYTHEON CO                    COM              755111507 237      5855     SH       SOLE                 5855
ROYAL DUTCH SHELL PLC-CL A ADR COM              780259206 335      5150     SH       SOLE                 5150
SAFEWAY STORES INC             COM              786514208 222      9175     SH       SOLE                 9175
SPRINT CORP                    COM              852061100 243      10586    SH       SOLE                 10586
SPX CORP                       COM              784635104 255      5410     SH       SOLE                 5410
SUN LIFE FINANCIAL INC         COM              866796105 535      12959    SH       SOLE                 12959
TARGET CORP                    COM              87612E106 319      5895     SH       SOLE                 5895
TEXAS INSTRUMENTS              COM              882508104 285      8449     SH       SOLE                 8449
TIDEWATER INC                  COM              886423102 199      3880     SH       SOLE                 3880
UNITED TECHNOLOGIES CORPORATIO COM              913017109 425      7609     SH       SOLE                 7609
VERIZON COMMUNICATIONS         COM              92343V104 376      11787    SH       SOLE                 11787
WASHINGTON MUTUAL INC          COM              939322103 303      6687     SH       SOLE                 6687
WELLS FARGO & CO (NEW)         COM              949746101 974      15308    SH       SOLE                 15308
WYETH                          COM              983024100 327      6900     SH       SOLE                 6900
XEROX CORPORATION              COM              984121103 247      16425    SH       SOLE                 16425